                               MINERVA FUND, INC.


                                Equity Portfolio




                               Semi-Annual Report
                                 March 31, 1997

MINERVA FUND, INC.                                  May 31, 1997

Dear Shareholders:

We are pleased to present the semi-annual report for the Minerva Fund, Inc. for the period ending March 31, 1997. The Minerva Fund, Inc. is a no load open-end investment company currently consisting of one Portfolio, the Equity Portfolio. The Portfolio operates as a diversified investment company.

The Equity Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks of companies which are deemed to have earnings and dividend growth potential above the average of the economy in general.

Assets in the Portfolio have increased over 7% to $68,020,409 since September 30, 1996. The net asset value was $14.51 per share as of the end of the reporting period.

We thank you for your continued confidence in the Minerva Fund, Inc. and look forward to providing you with investment management that will serve your needs now and in the future.

Sincerely,

/s/ W. Anthony Turner

W. Anthony Turner
President

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited)


                                                               Value
 Shares                                                      (Note 2a)
--------                                                   -------------
Common Stocks (89.7%):
Aerospace (2.2%):
            7,800   Loral Space & Communications*         $      110,175
            4,200   McDonnell Douglas Corp.                      256,200
            9,500   Raytheon Co.                                 428,688
            9,000   United Technologies Corp.                    677,250
                                                           -------------
                                                               1,472,313
                                                           -------------
Air Transportation (1.2%):
            3,900   AMR Corp.*                                   321,750
            2,600   Delta Air Lines Inc.                         218,725
            4,500   United Air Lines Inc.*                       291,375
                                                           -------------
                                                                 831,850
                                                           -------------
Apparel (0.5%):
            2,000   Springs Industries Inc. - Class A             89,500
            2,000   Tommy Hilfiger Corp.*                        104,500
            2,500   VF Corp.                                     167,188
                                                           -------------
                                                                 361,188
                                                           -------------
Automobiles (3.7%):
           20,400   Chrysler Corp.                               612,000
           23,100   Ford Motor Co.                               724,762
           21,100   General Motors Corp.                       1,168,412
                                                           -------------
                                                               2,505,174
                                                           -------------
Automotive Related (0.8%):
           10,800   Goodyear Tire & Rubber Co.                   564,300
                                                           -------------

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)


                                                               Value
   Shares                                                    (Note 2a)
------------                                              --------------
Banks (4.1%):
          2,900   Chase Manhattan Corp.                          271,513
          2,700   Citicorp                                       292,275
          4,700   Crestar Financial Corp.                        162,738
         10,300   First Union Corp.                              835,588
          4,400   Mellon Bank Corp.                              320,100
          4,400   Republic N Y Corp.                             387,750
          1,800   Wells Fargo & Co.                              511,425
                                                          --------------
                                                               2,781,389
                                                          --------------
Basic Chemicals (2.8%):
          3,800   Dow Chemical Co.                               304,000
         13,600   du Pont (E.I.) de Nemours and Co.            1,441,600
          2,500   Rohm & Haas Co.                                187,188
                                                          --------------
                                                               1,932,788
                                                          --------------
Building & Housing (0.2%):
          3,300   Danaher Corp.                                  137,363
                                                          --------------
Business Services (1.0%):
            700   Cintas Corp.                                    36,925
          4,750   Ha-Lo Industries*                               72,438
         18,200   WMX Technologies Inc.                          557,375
                                                          --------------
                                                                 666,738
                                                          --------------
Computers & Office Equipment (3.5%):
         19,000   Cisco Systems Inc.*                            914,375
          4,200   Compaq Computer Corp.*                         321,825
          1,000   International Business Machines Corp.          137,375
          9,600   Seagate Technology Inc.*                       430,800
         10,200   US Robotics Corp.*                             564,825
                                                          --------------
                                                               2,369,200
                                                          --------------


MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)

                                                                    Value
  Shares                                                          (Note 2a)
----------                                                      -------------
Credit & Finance (2.5%):
         3,100   American Express Co.                                 185,613
         4,100   CMAC Investment Corp.                                136,837
         4,900   Sirrom Capital Corp.                                 177,625
        13,097   Transamerica Corp.                                 1,172,181
                                                                -------------
                                                                    1,672,256
                                                                -------------

Department Stores (2.1%):
         5,200   Dillard Department Stores Inc. - Class A             163,800
        10,100   Federated Department Stores Inc. *                   332,037
        11,300   Saks Holdings Inc.*                                  324,875
        12,300   Sears, Roebuck & Co.                                 618,075
                                                                -------------
                                                                    1,438,787
                                                                -------------
Drugs (2.5%):
        12,800   Bristol-Myers Squibb Co.                             755,200
         3,000   Cardinal Health Inc.                                 163,125
         4,800   Merck & Co. Inc.                                     404,400
         5,500   Smithkline Beecham Plc - ADR                         385,000
                                                                -------------
                                                                    1,707,725
                                                                -------------
Electronics (2.1%):
        10,100   Intel Corp.                                        1,405,163
                                                                -------------
Electrical Equipment (0.8%):
         5,200   General Electric Co.                                 516,100
                                                                -------------
Entertainment & Leisure (1.7%):
         4,800   Carnival Corp.- Class A                              177,600
        12,100   GTECH Holdings Corp.*                                364,512
        11,100   International Game Technology                        178,988
        21,600   Liberty Media Group - Class A *                      430,650
                                                                -------------
                                                                    1,151,750
                                                                -------------

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)

                                                                  Value
   Shares                                                       (Note 2a)
------------                                                 ----------------
Food Products (1.7%):
         12,400   Campbell Soup Co.                                   575,050
          3,100   Unilever NV - ADR                                   577,375
                                                             ----------------
                                                                    1,152,425
                                                             ----------------
Funeral Services (1.2%):
         26,800   Service Corp. International                         797,300
                                                             ----------------
Furnishings & Appliances (0.1%):
          3,800   Premark International Inc.                           75,525
                                                             ----------------
Health Technology (0.4%):
          6,300   Beckman Instruments Inc.                            264,600
                                                             ----------------
Healthcare Services (3.5%):
         15,200   Aetna Inc.                                        1,305,300
         12,654   Columbia/HCA Healthcare Corp.                       425,491
          4,600   Foundation Health Corp. *                           167,900
         16,630   Health Management Assoc. Inc. *                     394,963
          3,000   Lincare Holdings Inc.*                              123,750
                                                             ----------------
                                                                    2,417,404
                                                             ----------------
Hospital Supplies (1.4%):
          8,800   Baxter International Inc.                           379,500
         12,300   Becton, Dickinson & Co.                             553,500
                                                             ----------------
                                                                      933,000
                                                             ----------------
Hotel / Motel (2.1%):
         24,600   HFS Inc.                                          1,448,325
                                                             ----------------

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)


                                                                   Value
     Shares                                                      (Note 2a)
----------------                                           -------------------
Insurance (6.2%):
           6,100   Ace Ltd.                                            390,400
          10,956   Allstate Corp.                                      650,513
           9,200   American General Corp.                              374,900
           3,600   CIGNA Corp.                                         526,050
          13,900   Exel Limited                                        587,275
          11,900   ITT Hartford Group Inc.                             858,287
           6,300   Loews Corp.                                         559,913
           4,500   Providian Corp.                                     240,750
                                                           -------------------
                                                                     4,188,088
                                                           -------------------
Investment Companies (1.3%):
           9,190   Bear Stearns Cos. Inc.                              241,238
           7,000   Dean Witter Discover & Co.                          244,125
           5,700   Lehman Brothers Holdings Inc.                       166,012
           4,700   Salomon Inc.                                        234,412
                                                           -------------------
                                                                       885,787
                                                           -------------------
Machinery (5.0%):
          12,400   Case Corp.                                          629,300
           4,800   Caterpillar Inc.                                    385,200
          24,600   Cummins Engine Co. Inc.                           1,260,750
           9,500   Deere & Co.                                         413,250
           4,700   Eaton Corp.                                         333,113
           6,400   Harnischfeger Industries Inc.                       297,600
           1,600   Tecumseh Products Co. - Class A                      91,200
                                                           -------------------
                                                                     3,410,413
                                                           -------------------
Media (0.4%):
          19,100   News Ltd. - ADR                                    284,113
                                                           -------------------

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)


                                                                 Value
     Shares                                                    (Note 2a)
----------------                                         -------------------
Miscellaneous Industries (3.2%):
           1,900   Allied Signal Inc.                                135,375
          11,600   FMC Corp. *                                       710,500
           3,400   Hillenbrand Industries Inc.                       135,575
           3,800   Tenneco Inc.                                      148,200
           3,600   Textron Inc.                                      378,000
          12,500   Trinova Corp.*                                    418,750
           4,900   TRW Inc.                                          253,575
                                                         -------------------
                                                                   2,179,975
                                                         -------------------
Natural Gas (1.0%):
           8,500   Coastal Corp.                                     408,000
           4,900   Columbia Gas System Inc.                          283,588
                                                         -------------------
                                                                     691,588
                                                         -------------------
Oil & Gas - Domestic & Crude (2.4%):
           4,400   Amoco Corp.                                       381,150
           5,600   MAPCO Inc.                                        173,600
          18,100   Phillips Petroleum Co.                            739,838
           4,800   Ultramar Diamond Shamrock Corp.                   152,400
           6,272   Union Pacific Resources Group Inc.                167,776
                                                         -------------------
                                                                   1,614,764
                                                         -------------------
Oil & Gas - International (3.5%):
           7,700   British Petroleum Co. Plc - ADR                 1,056,825
           2,300   Mobil Corp.                                       300,438
          10,800   Repsol S.A. - ADR                                 440,100
           5,100   Texaco Inc.                                       558,450
                                                         -------------------
                                                                   2,355,813
                                                         -------------------
Paper (1.7%):
           9,500   Bowater Inc.                                      369,312
          17,700   Champion International Corp.                      805,350
                                                         -------------------
                                                                   1,174,662
                                                         -------------------

MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)


                                                              Value
       Shares                                               (Note 2a)
--------------------                                     --------------
Personal Products (1.4%):
       2,562   Kimberly Clark Corp.                             254,598
       1,600   Lauder Estee Cos. - Class A                       77,400
       5,300   Procter & Gamble Co.                             609,500
                                                         --------------
                                                                941,498
                                                         --------------

Publishing & Broadcasting (1.1%):
       7,300   Clear Channel Communications Inc.*               312,988
       5,750   Comcast Corp. Special                             97,031
       3,010   TCI Satellite Entertainment Inc.*                 23,327
      26,900   Tele-Communications - Class  A*                  322,800
                                                         --------------
                                                                756,146
                                                         --------------

Railroads (1.3%):
       1,600   CSX Corp.                                         74,400
      14,000   Union Pacific Corp.                              794,500
                                                         --------------
                                                                868,900
                                                         --------------

Restaurants (1.7%):
      25,900   Boston Chicken Inc.*                             789,950
       2,700   CKE Restaurants Inc.                              59,738
       7,500   Cracker Barrel Old Country Store Inc.            195,937
       4,400   Einstein/Noah Bagel Corp.*                       110,550
                                                         --------------
                                                              1,156,175
                                                         --------------

Software & Services (4.3%):
      11,700   BMC Software Inc.*                               539,663
       3,400   Fiserv Inc.*                                     126,650
       2,300   McAfee Associates Inc.*                          101,775
      17,400   Microsoft Corp. *                              1,595,362
      11,550   Oracle Corp.*                                    445,397
       5,200   Sabre Group Holdings Inc.*                       131,300
                                                         --------------
                                                              2,940,147
                                                         --------------

Specialty Chemicals (0.4%):
       6,500   Great Lakes Chemical Corp.                       299,000
                                                         --------------


MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)


                                                                 Value
     Shares                                                    (Note 2a)
----------------                                             -------------
Specialty Stores (3.4%):
       11,000   Borders Group Inc.*                                207,625
       19,100   CompUSA Inc.*                                      300,825
        7,500   CVS Corp.                                          345,937
        5,500   Gucci Group                                        396,687
       16,700   Home Depot Inc.                                    893,450
        7,200   Petsmart Inc.*                                     145,800
                                                             -------------
                                                                 2,290,324
                                                             -------------

Telecommunications - Equipment (1.0%):
        8,400   QUALCOMM Inc.*                                     473,550
        3,000   Tellabs Inc. *                                     108,375
        2,300   Uniphase Corp.*                                     85,100
                                                             -------------
                                                                   667,025
                                                             -------------

Telephone Services (4.1%):
        2,200   Globalstar Telecommunications Ltd.                 117,700
       12,700   GTE Corp.                                          592,137
       12,700   SBC Communications Inc.                            668,337
       23,100   Sprint Corp.                                     1,051,050
       16,720   WorldCom Inc.*                                     367,840
                                                             -------------
                                                                 2,797,064
                                                             -------------

Tobacco (4.2%):
       20,600   Philip Morris Cos. Inc.                          2,350,972
       16,680   RJR Nabisco Holdings Corp.                         537,930
                                                             -------------
                                                                 2,888,902
                                                             -------------

Total Common Stocks (Cost $58,184,160)                          60,993,047
                                                             -------------


MINERVA FUND, INC.
Equity Portfolio
Portfolio of Investments - March 31, 1997 (Unaudited) (Continued)

                                                                                            Value
      Shares                                                                              (Note 2a)
------------------                                                                     -----------------
Money Market Funds (9.8%):
     3,327,486   Federated Automated Government Cash Reserves                                  3,327,486
     3,327,487   Fidelity Cash Treasury II                                                     3,327,487
                                                                                       -----------------
Total Money Market Funds (Cost $6,654,973)                                                     6,654,973
                                                                                       -----------------

Total Investments (99.5%): (Cost $64,839,133)(a)                                      $       67,648,020

Assets in excess of liabilities (0.5%):                                                          372,389
                                                                                       -----------------
          Net Assets (100.0%):                                                        $       68,020,409
                                                                                       =================

(a)   Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
                      Unrealized appreciation                                         $        5,064,995
                      Unrealized depreciation                                                 (2,256,108)
                                                                                       -----------------
                      Net unrealized appreciation                                     $        2,808,887
                                                                                       =================

* Non-income producing security
ADR - American Depository Receipt
Plc - Public Limited Co.
Percentages indicated are based on net assets of $68,020,409.


See accompanying notes to financial statements.

MINERVA FUND, INC.
Equity Portfolio
Statement of Assets and Liabilities
March 31, 1997 (Unaudited)

Assets:
Investments in securities, at value (Identified cost $64,839,133)                                 $  67,648,020
Cash                                                                                                  1,210,992
Receivable for investment securities sold                                                               242,377
Dividends and interest recievable                                                                       140,560
Unamortized organization costs (Note 2e)                                                                 31,853
Other                                                                                                    88,122
                                                                                                   ------------
      Total Assets                                                                                   69,361,924
                                                                                                   ------------

Liabilities:

Payable for investment securities purchased                                                           1,157,714
Accrued expenses and other payables:
    Advisory fees                                                                                        68,826
    Administrative services fees                                                                         33,319
    Custodian and accounting fees                                                                        23,402
    Other                                                                                                58,254
                                                                                                   ------------
      Total Liabilities                                                                               1,341,515
                                                                                                   ------------
Net Assets                                                                                        $  68,020,409
                                                                                                   ============
Composition of Net Assets:
Par value of shares of capital stock outstanding (par value $.001 per share,
    200,000,000 shares authorized)                                                                $       4,686
Additional paid-in capital                                                                           59,215,768
Accumulated undistributed net investment income                                                          17,980
Accumulated undistributed net realized gain on investments                                            5,973,088
Unrealized appreciation of investments                                                                2,808,887
                                                                                                   ------------
Net Assets                                                                                        $  68,020,409
                                                                                                   ============

Shares of Capital Stock Outstanding                                                                   4,686,393
                                                                                                   ------------

Net Asset Value (Maximum Offering Price and Redemption Price Per Share)                           $       14.51
                                                                                                   ============

MINERVA FUND, INC.
Equity Portfolio
Statement of Operations
For the Six Months Ended March 31, 1997 (Unaudited)



Investment Income:
Dividends                                                                    629,671
Interest                                                             $        43,207
                                                                     ---------------
                                                                             672,878
                                                                     ---------------
Expenses:
Advisory (Note 3)                                                            159,669
Administrative services (Note 4)                                              47,761
Fund accounting (Note 4)                                                      20,344
Custodian (Note 5)                                                            14,959
Audit                                                                         16,847
Legal                                                                         14,959
Amortization of organization expenses (Note 2e)                               10,620
Directors                                                                      4,862
Transfer agent (Note 5)                                                        4,987
Registration                                                                  16,082
Reports to shareholders                                                        3,989
Insurance                                                                      7,950
Miscellaneous                                                                  9,603
                                                                     ---------------
        Total expenses before waivers/reimbursements                         332,632
        Expenses waived/reimbursed by Adviser and Administrator              (73,673)
                                                                     ---------------
Net expenses                                                                 258,959
                                                                     ---------------
Net investment income                                                        413,919
                                                                     ---------------

Net realized gain on investments                                           6,406,596
Change in unrealized appreciation/depreciation
              of investments                                                (783,725)
                                                                     ---------------
Net realized and unrealized gain on investments                            5,622,871
                                                                     ---------------
Net increase in net assets resulting from operations                 $     6,036,790
                                                                     ===============

See accompanying notes to financial statements.

MINERVA FUND, INC.
Equity Portfolio
Statements of Changes in Net Assets

                                                                                            Six Months             Year
                                                                                         Ended March 31,           Ended
                                                                                               1997            September 30,
                                                                                           (Unaudited)             1996
                                                                                        ----------------     ----------------
Increase in Net Assets:
        Net investment income                                                          $       413,919     $       450,179
        Net realized gain on investments                                                     6,406,596           1,322,643
        Change in unrealized appreciation (depreciation) of investments                       (783,725)          1,771,673
                                                                                        ----------------     ----------------
Net increase in net assets resulting from operations                                         6,036,790           3,544,495
                                                                                        ----------------     ----------------
Dividends and Distributions from:
        Net investment income                                                                 (413,919)           (351,954)
        In excess of net investment income                                                     (99,822)           --------
        Realized capital gains                                                              (1,718,039)           (520,825)
                                                                                        ----------------     ----------------
Total Dividends and Distributions                                                           (2,231,780)           (872,779)
                                                                                        ----------------     ----------------
Capital Share Transactions:
        Proceeds from sales of shares                                                       26,062,931          47,466,188
        Net asset value of shares issued in reinvestment of distributions                    1,926,128             846,684
        Cost of shares redeemed                                                            (27,315,406)           (167,938)
                                                                                        ----------------     ----------------
Net increase in net assets from capital share transactions                                     673,653          48,144,934
                                                                                        ----------------     ----------------
Total Increase in Net Assets                                                                 4,478,663          50,816,650
                                                                                        ----------------     ----------------
Net Assets
        Beginning of period                                                                 63,541,746          12,725,096

        End of period (including undistributed net investment income
          of $17,980 and $117,802, respectively)                                       $    68,020,409     $    63,541,746
                                                                                        = = = = = = = =      = = = = = = = =

See accompanying notes to financial statements.

MINERVA FUND, INC.
Equity Portfolio
Financial Highlights
For a share outstanding throughout each period




                                                                 Six Months          Year              Year             Year
                                                               Ended March 31,       Ended             Ended            Ended
                                                                    1997         September 30,     September 30,    September 30,
                                                                 (Unaudited)        1996(1)           1995(1)        1994(a)(1)
                                                               --------------    -------------     -------------    -------------
Net Asset Value, Beginning of Period                           $        13.57    $       12.23     $       10.01    $       10.00
                                                               --------------    -------------     -------------    -------------
Income from Investment Operations:
          Net investment income                                          0.11             0.21              0.22             0.16
          Net realized and unrealized appreciation
            on investments                                               1.43             1.73              2.20             0.02
                                                               --------------    -------------     -------------    -------------
          Total Increase from Investment Operations                      1.54             1.94              2.42             0.18
                                                               --------------    -------------     -------------    -------------
Less Dividends and Distributions:
          Dividends from net investment income                          (0.11)           (0.14)            (0.20)           (0.15)
          In excess of net investment income                            (0.02)           ---               ---              ---
          Realized Capital Gains                                        (0.47)           (0.46)            ---              ---
          Return of Capital                                             ---              ---               ---              (0.02)
                                                               --------------    -------------     -------------    -------------
           Total Dividends and Distributions                            (0.60)           (0.60)            (0.20)           (0.17)
                                                               --------------    -------------     -------------    -------------
Net Asset Value, End of Period                                 $        14.51    $       13.57     $       12.23    $       10.01
                                                               ==============    =============     =============    =============
Total Return                                                           11.33%(b)        16.37%            24.37%            1.99%

Ratios / Supplemental Data:
          Net Assets, End of Period (in thousands)             $       68,020    $      63,542     $      12,725    $      10,227

          Ratios of Net Investment Income
             to Average Net Assets                                      1.31%(c)         1.59%             1.90%            1.56%
          Ratios of Net Investment Income
             before effect of waivers and reimbursements                1.08%(c)         1.13%             0.59%            0.71%
          Ratios of Net Expenses
             to Average Net Assets                                      0.82%(c)         0.98%             1.03%            1.00%
          Ratios of Expenses
             before effect of waivers and reimbursements                1.05%(c)         1.44%             2.34%            1.85%

Portfolio Turnover Rate                                                   58%              55%               56%              35%

Average Commission Rate(d)                                            $0.0507          $0.0590            ---               ---
--------

(1) Per share based on the average number of shares outstanding during each period.

(a) Commencement of Operations October 1, 1993.
(b) Not annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

MINERVA FUND, INC.
Equity Portfolio
Notes to Financial Statements (Unaudited)
March 31, 1997


     Note 1. Description and Organization. Minerva Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load open-end management investment company currently consisting of one Portfolio, the Equity Portfolio (the "Portfolio"). The Portfolio operates as a diversified investment company. The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks of companies which are deemed to have earnings and dividend growth potential that is greater than the economy in general. At March 31, 1997 there were authorized 200,000,000 shares of capital stock having a par value of $0.001 per share.

     Note 2. Significant Accounting Policies. Following is a summary of the significant accounting policies followed by the Fund. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     a. Security Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The value of securities and other assets for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions - Investment transactions are recorded on the trade date. Identified cost of investments sold is used to calculate realized gains and losses for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned or accrued.

     c. Dividends and Capital Gains Distributions - Dividends from net investment income are declared and paid to shareholders on a quarterly basis.
If any net capital gains are realized from the sale of securities, the Portfolio normally distributes such gains with the last dividend for the calendar year. Dividends are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either temporary (primarily attributable

MINERVA FUND, INC.
Equity Portfolio
Notes to Financial Statements (Unaudited) (continued)
March 31, 1997


to post October capital and foreign currency loss deferrals) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require a reclassification.

     d. Federal Taxes - The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes with respect to net investment income and net realized capital gains, if any, that are distributed to shareholders. The Fund also intends to meet the distribution requirements to avoid the payment of an excise tax.

     e. Organization Expenses - Costs incurred in connection with the organization and initial registration of the Fund were paid by the Fund's initial administrator and reimbursed by the Fund. These costs have been deferred and are being amortized on the straight-line method against operations over a period of sixty months beginning with the Fund's commencement of operations. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro-rata portion of any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

     Note 3. Adviser. The Fund has entered into an investment management agreement (the "Investment Management Agreement") with LTCB-MAS Investment Management, Inc. ("LTCB-MAS") (the "Investment Manager"). LTCB-MAS is a joint subsidiary of The Long-Term Credit Bank of Japan, Limited ("LTCB") and Miller Anderson & Sherrerd, LLP ("MA&S").

     Pursuant to an Investment Services Agreement (the "Investment Services Agreement") between the Investment Manager and MA&S, MA&S acting in collaboration with and under the supervision of the Investment Manager, is responsible on a day-to-day basis for selecting investments for the Fund in conformity with the Fund's stated investment objective and policies, consulting with the Investment Manager regarding specific decisions concerning the purchase, sale, or holding of particular securities on behalf of the Fund and placing purchase and sale orders for the Fund's securities. MA&S receives no fee from the Investment Manager or the Fund pursuant to the Investment Services Agreement for the services it provides.

     Sixty percent of the outstanding capital stock of the Investment Manager is owned by LTCB Capital Markets, Inc. ("LCM") which, in turn, is wholly owned by LTCB. Forty percent of the outstanding capital stock of the Investment Manager is owned by MA&S.

MINERVA FUND, INC.
Equity Portfolio
Notes to Financial Statements (Unaudited) (continued)
March 31, 1997


     The Investment Management Agreement provides for the Portfolio to pay the Investment Manager an investment management fee calculated and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets. The Investment Manager will provide portfolio management and certain administrative, clerical and bookkeeping services for the Fund. During the six months ended March 31, 1997, the Investment Manager voluntarily waived advisory fees of $48,066. In addition, LTCB-MAS has voluntarily agreed to reimburse the Portfolio for total annual operating expenses in excess of 1.00% of average net assets for a period of at least one year from January 24, 1997.

     Note 4. Administrator and Distributor.  BISYS Fund Services, Inc.
("BISYS") is responsible for providing the Portfolio with fund accounting, dividend and capital gains disbursing and transfer agency services, and BISYS Fund Services Limited Partnership ("BISYS LP") is responsible for providing the Portfolio with administrative services. BISYS and BISYS LP assumed these functions during the six months ended March 31, 1997, following the acquisition by The BISYS Group, Inc. of the Mutual Funds Division of Furman Selz Incorporated, which organization had previously provided these services to the Portfolio. BISYS provides the Fund with accounting services pursuant to an accounting agreement (the "Fund Accounting Agreement"). BISYS LP provides the Fund with administrative services pursuant to an administration agreement (the "Fund Administration Agreement"). The services under the agreements are subject to the supervision of the Fund's Board of Directors and officers, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodians, and assistance in the preparation of the Fund's registration statements under federal and state laws. Pursuant to the Fund Accounting Agreement, the Fund pays BISYS an annual fee of $30,000 for fund accounting services. Pursuant to the Fund Administration Agreement, the Portfolio pays BISYS LP a monthly fee which on an annualized basis will not exceed 0.15% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, BISYS voluntarily waived administrative services fees of $25,607.

     The Fund has entered into a distribution agreement (the "Distribution Agreement") with BISYS LP. Under the Distribution Agreement, BISYS LP does not receive any fee or other compensation for distributing shares of the Fund.

     Note 5. Other Transactions with Affiliates. The Fund has entered into a Transfer Agency Agreement (the "Transfer Agency Agreement") with BISYS whereby BISYS provides personnel necessary to perform shareholder servicing functions. For its services, BISYS receives a fee of $15 per account plus reimbursement of out-of-pocket expenses.

MINERVA FUND, INC.
Equity Portfolio
Notes to Financial Statements (Unaudited) (continued)
March 31, 1997


     LTCB Trust Company, a subsidiary of LTCB and an affiliate of the Investment Manager, serves as custodian for the Fund. For furnishing custodian services, LTCB Trust Company is paid a monthly fee with respect to the Portfolio at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended March 31, 1997, LTCB Trust Company received fees of $14,959 from the Portfolio.

     Note 6. Securities Transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended March 31, 1997 were as follows:

                            Common Stocks & Bonds
                        Purchases        Sales
                        -------------    -------------
                        $49,014,685      $35,286,879

     Note 7. Capital Share Transactions. The Board of Directors may, in the future, authorize the issuance of additional classes of capital stock representing shares in the same or additional investment portfolios. For the periods indicated, transactions of capital stock of Equity Portfolio were as follows:


                                    Six Months Ended       Year Ended
                                     March 31, 1997    September 30, 1996
                                    -----------------  -------------------

Shares sold.......................      1,726,209             3,586,262
Shares issued in reinvestment of
   dividends......................        133,767                67,536
Shares redeemed...................     (1,854,749)              (12,796)
                                       ----------             ---------
Net increase in shares............          5,227             3,641,002
                                       ==========             =========

BOARD OF DIRECTORS

James D. Schmid *           Chairman of the Board,
                            Principal, Morgan Stanley Group;
                            Partner, Miller, Anderson
                            & Sherrerd

Carl T. Hagberg **          Chairman, Carl T.
                            Hagberg & Associates

Raymond F. Miller **        Partner, Cronus Partners,
                            Inc.

Charles A. Parker **        Director, T.C.W.
                            Convertible Fund, Inc.;
                            Director, URC Holding Corp.;
                            Formerly, Executive Vice
                            President, Director and
                            Chief Investment Officer
                            Continental Corporation

* Director is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

** Member of Audit and Nominating Committees



OFFICERS

James D. Schmid             Chairman of the Board

W. Anthony Turner           President

Michael Sakala              Treasurer

Ellen F. Stoutamire         Secretary

Alaina V. Metz              Assistant Secretary

MINERVA FUND, INC.
3435 Stelzer Road
Columbus, Ohio 43219

Information & Client Services:
(800) 393-9998

INVESTMENT MANAGER:
LTCB-MAS Investment Management, Inc.
One Tower Bridge, Suite 1000
West Conshohocken, Pennsylvania  19428

ADMINISTRATOR AND DISTRIBUTOR:
BISYS Fund Services Limited
Partnership
3435 Stelzer Road
Columbus, Ohio  43219

TRANSFER AGENT, DIVIDEND DISBURSING AGENT
AND ACCOUNTING AGENT:
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio  43219

CUSTODIAN:
LTCB Trust Company
165 Broadway
New York, New York  10006

LEGAL COUNSEL:
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, New York  10017

INDEPENDENT ACCOUNTANTS:
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036

This report is for the information of the shareholders of Minerva
Fund, Inc. Its use in connection with any offering of the Funds' shares is authorized only in case of a concurrent or prior delivery of the Funds' current prospectus.

Investments in mutual funds involve risk,
including possible loss of principal.                                   5/97